Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property, plant and equipment, net

			Aircraft
	Investment properties RMB million	Buildings RMB million	Owned RMB million	Acquired under finance leases RMB million	Other flight equipment including rotables RMB million	Machinery, equipment and vehicles RMB million	Total RMB million
Cost:
At January 1, 2017	669	11,068	97,317	93,872	19,570	6,200	228,696
Acquisitions through business combinations	—	326	—	—	1,136	94	1,556
Additions	—	28	1,336	7,592	1,635	569	11,160
Transfer from construction in progress (Note 20)	—	1,506	1,098	10,684	317	77	13,682
Transfer to lease prepayments	(18)	(143)	—	—	—	—	(161)
Reclassification on change of holding intention	150	(150)	—	—	—	—	—
Reclassification on exercise of purchase option	—	—	12,669	(12,669)	—	—	—
Transfer to assets held for sale	—	(20)	—	—	—	—	(20)
Disposals	(7)	(4)	(6,446)	(112)	(752)	(311)	(7,632)

At December 31, 2017	794	12,611	105,974	99,367	21,906	6,629	247,281

At January 1, 2018	794	12,611	105,974	99,367	21,906	6,629	247,281
Acquisitions through business combinations	—	51	—	—	12	34	97
Additions	—	48	3,644	7,049	1,250	424	12,415
Transfer from construction in progress (Note 20)	—	489	4,792	8,038	401	414	14,134
Reclassification on change of holding intention	19	(19)	—	—	—	—	—
Reclassification on exercise of purchase option	—	—	3,940	(3,940)	—	—	—
Transfer to assets held for sale (Note 35)	—	—	(1,804)	—	(106)	—	(1,910)
Disposals	—	(26)	(7,784)	(154)	(774)	(252)	(8,990)

At December 31, 2018	813	13,154	108,762	110,360	22,689	7,249	263,027

			Aircraft
	Investment properties RMB million	Buildings RMB million	Owned RMB million	Acquired under finance leases RMB million	Other flight equipment including rotables RMB million	Machinery, equipment and vehicles RMB million	Total RMB million
Accumulated depreciation and impairment losses:
At January 1, 2017	229	3,646	45,952	16,997	11,022	4,104	81,950
Depreciation charge for the year	29	390	5,783	4,883	1,280	598	12,963
Transfer to lease prepayments	(5)	(36)	—	—	—	—	(41)
Reclassification on change of holding intention	22	(22)	—	—	—	—	—
Reclassification on exercise of purchase options	—	—	4,757	(4,757)	—	—	—
Transfer to assets held for sale	—	(12)	—	—	—	—	(12)
Disposals	(5)	(1)	(5,351)	(112)	(623)	(266)	(6,358)
Provision for impairment losses	—	—	324	—	—	—	324
Impairment losses written off on disposals	—	—	(470)	—	(1)	—	(471)

At December 31, 2017	270	3,965	50,995	17,011	11,678	4,436	88,355

At January 1, 2018	270	3,965	50,995	17,011	11,678	4,436	88,355
Depreciation charge for the year	29	413	5,667	5,776	1,462	622	13,969
Reclassification on change of holding intention	15	(15)	—	—	—	—	—
Reclassification on exercise of purchase options	—	—	1,072	(1,072)	—	—	—
Transfer to assets held for sale (Note 35)	—	—	(1,582)	—	(104)	—	(1,686)
Disposals	—	(10)	(6,912)	(154)	(664)	(240)	(7,980)
Impairment losses written off on disposals (Note 19(c))	—	—	(322)	—	(1)	—	(323)

At December 31, 2018	314	4,353	48,918	21,561	12,371	4,818	92,335

Net book value:
At December 31, 2018	499	8,801	59,844	88,799	10,318	2,431	170,692

At December 31, 2017	524	8,646	54,979	82,356	10,228	2,193	158,926

(a)

As at December 31, 2018, the accumulated impairment provision of aircraft and flight equipment of the Group is RMB912 million and RMB123 million respectively (December 31, 2017: RMB1,495 million and RMB123 million respectively).

(b)

As at December 31, 2018, certain aircraft of the Group with an aggregate carrying value of approximately RMB89,170 million (December 31, 2017: RMB83,687 million of aircraft and RMB206 million of other flight equipment) were mortgaged under certain loans or certain lease agreements (Note 36(a)(i), Note 36(a)(iii) and Note 37).

(c)

For the year ended December 31, 2018, 4 Boeing aircraft were disposed directly and 18 Airbus aircraft were disposed through sale and operating leaseback transactions, against which impairment provision had been provided in previous years and the impairment provision of RMB322 million for these aircraft was written off.

(d)

As at December 31, 2018, the Group reviewed the recoverable amounts of the aircraft and related assets and made no additional impairment. The estimates of recoverable amounts were based on the greater of the assets’ fair value less costs of disposal and the value in use. The fair value on which the recoverable amount is based is categorised as a level 3 measurement and it was determined by reference to the recent observable market prices for the aircraft fleet and flight equipment.

(e)

As at December 31, 2018 and up to the date of approval of these financial statements, the Group is in the process of applying for the property title certificates in respect of the properties located in Guangzhou (including Guangzhou Baiyun International Airport), Guangxi, Guizhou, Xiamen, Hangzhou, Nanchang, Heilongjiang, Jilin, Dalian, Hunan, Beijing, Zhuhai, Shenyang, Shenzhen, Henan, Shantou, Xinjiang, Hainan, Shanghai, Hubei, and Chongqing, in which the Group has interests and for which such certificates have not been granted. As at December 31, 2018, carrying value of such properties of the Group amounted to RMB5,289 million (December 31, 2017: RMB5,196 million). The Directors of the Company are of the opinion that the use of and the conduct of operating activities at the properties referred to above are not affected by the fact that the Group has not yet obtained the relevant property title certificates.

(f)

The Group leased out investment properties under operating leases. The leases typically run for an initial period of one to fourteen years, with an option to renew the leases after that date at which time all terms are renegotiated. None of the leases includes contingent rentals. In this connection, rental income totalling RMB178 million (2017: RMB184 million; 2016: RMB179 million) was received by the Group during the year in respect of the leases. Directors estimated the fair value of these investment properties approximate the carrying amount.

Future Minimum Lease Income under Non-cancellable Operating Leases

The Group’s total future minimum lease income under non-cancellable operating leases are as follows:

	2018	2017
	RMB million	RMB million
Within 1 year	55	61
After 1 year but within 5 years	39	70
After 5 years	7	14

	101	145